Strive 1000 Value ETF
Schedule of Investments
October 31, 2023 (Unaudited)

Shares		Value
COMMON STOCKS - 95.9%
Advertising - 0.2%
546	Interpublic Group of Cos., Inc.	$15,506
325	Omnicom Group, Inc.	24,346
		39,852
Aerospace & Defense - 2.7%
25	BWX Technologies, Inc.	1,857
18	Curtiss-Wright Corp.	3,579
333	General Dynamics Corp.	80,356
69	Hexcel Corp.	4,272
362	Howmet Aerospace, Inc.	15,964
36	Huntington Ingalls Industries, Inc.	7,914
195	L3Harris Technologies, Inc.	34,985
256	Lockheed Martin Corp.	116,388
116	Northrop Grumman Corp.	54,686
2,425	RTX Corp.	197,371
300	Textron, Inc.	22,800
55	Woodward, Inc.	6,858
		547,030
Agricultural & Farm Machinery - 0.1%
116	AGCO Corp.	13,301
34	Deere & Co.	12,422
1	Toro Co.	81
		25,804
Agricultural Products & Services - 0.5%
887	Archer-Daniels-Midland Co.	63,483
248	Bunge Ltd. ADR (a)	26,283
36	Darling Ingredients, Inc. (b)	1,594
108	Ingredion, Inc.	10,107
		101,467
Air Freight & Logistics - 1.2%
182	CH Robinson Worldwide, Inc.	14,893
20	Expeditors International of Washington, Inc.	2,185
384	FedEx Corp.	92,198
58	GXO Logistics, Inc. (b)	2,930
878	United Parcel Service, Inc. - Class B	124,018
		236,224
Aluminum - 0.0% (c)
295	Alcoa Corp.	7,564

Strive 1000 Value ETF
Schedule of Investments (Continued)
October 31, 2023 (Unaudited)

Shares		Value
Apparel Retail - 0.1%
470	Gap, Inc.	6,016
99	Ross Stores, Inc.	11,481
3	TJX Cos., Inc.	264
		17,761
Apparel, Accessories & Luxury Goods - 0.2%
199	Capri Holdings Ltd. ADR (a)(b)	10,185
31	Columbia Sportswear Co.	2,288
147	Levi Strauss & Co. - Class A	2,009
104	PVH Corp.	7,732
44	Ralph Lauren Corp.	4,951
331	Tapestry, Inc.	9,122
313	Under Armour, Inc. - Class A (b)	2,144
329	Under Armour, Inc. - Class C (b)	2,115
581	VF Corp.	8,558
		49,104
Application Software - 0.1%
2	Appfolio, Inc. - Class A (b)	375
13	Aspen Technology, Inc. (b)	2,311
114	CCC Intelligent Solutions Holdings, Inc. (b)	1,228
64	Guidewire Software, Inc. (b)	5,768
8	Procore Technologies, Inc. (b)	489
9	Roper Technologies, Inc.	4,397
		14,568
Asset Management & Custody Banks - 1.5%
45	Affiliated Managers Group, Inc.	5,524
86	Ameriprise Financial, Inc.	27,053
1,284	Bank of New York Mellon Corp.	54,570
106	BlackRock, Inc.	64,902
310	Blue Owl Capital, Inc.	3,822
410	Carlyle Group, Inc.	11,291
485	Franklin Resources, Inc.	11,053
736	Invesco Ltd. ADR (a)	9,546
238	KKR & Co., Inc.	13,185
330	Northern Trust Corp.	21,750
77	SEI Investments Co.	4,132
523	State Street Corp.	33,801
366	T. Rowe Price Group, Inc.	33,123
94	TPG, Inc.	2,598
		296,350
Automobile Manufacturers - 1.0%
6,800	Ford Motor Co.	66,300
2,222	General Motors Co.	62,660

Strive 1000 Value ETF
Schedule of Investments (Continued)
October 31, 2023 (Unaudited)

Shares		Value
Automobile Manufacturers - 1.0% (cont’d)
3,573	Stellantis N.V. ADR (a)	66,744
85	Thor Industries, Inc.	7,474
		203,178
Automotive Parts & Equipment - 0.3%
216	Aptiv PLC ADR (a)(b)	18,835
387	BorgWarner, Inc.	14,280
184	Gentex Corp.	5,277
97	Lear Corp.	12,587
		50,979
Automotive Retail - 0.2%
93	Advance Auto Parts, Inc.	4,839
59	AutoNation, Inc. (b)	7,675
102	CarMax, Inc. (b)	6,231
5	Carvana Co. (b)(d)	135
45	Lithia Motors, Inc.	10,899
8	Murphy USA, Inc.	2,902
34	Penske Automotive Group, Inc.	4,865
136	Valvoline, Inc.	4,035
		41,581
Biotechnology - 3.2%
1,957	AbbVie, Inc.	276,289
613	Amgen, Inc.	156,744
180	Biogen, Inc. (b)	42,757
43	Denali Therapeutics, Inc. (b)	810
2,081	Gilead Sciences, Inc.	163,442
229	Ionis Pharmaceuticals, Inc. (b)	10,138
		650,180
Brewers - 0.1%
2	Boston Beer Co., Inc. - Class A (b)	668
302	Molson Coors Beverage Co. - Class B	17,446
		18,114
Broadcasting - 0.2%
445	Fox Corp. - Class A	13,523
218	Fox Corp. - Class B	6,084
57	Nexstar Media Group, Inc.	7,985
804	Paramount Global - Class B	8,748
13	Paramount Global - Class A	181
		36,521
Broadline Retail - 0.1%
5	Dillard's, Inc. - Class A	1,552
524	eBay, Inc.	20,556
470	Macy's, Inc.	5,725

Strive 1000 Value ETF
Schedule of Investments (Continued)
October 31, 2023 (Unaudited)

Shares		Value
		27,833
Building Products - 0.5%
38	A.O. Smith Corp.	2,651
46	Allegion PLC ADR (a)	4,525
36	Armstrong World Industries, Inc.	2,732
70	Builders FirstSource, Inc. (b)	7,596
22	Carlisle Cos., Inc.	5,590
338	Carrier Global Corp.	16,109
146	Fortune Brands Innovations, Inc.	8,147
318	Johnson Controls International PLC ADR (a)	15,588
1	Lennox International, Inc.	371
217	Masco Corp.	11,304
128	Owens Corning	14,511
87	Trane Technologies PLC ADR (a)	16,557
		105,681
Cable & Satellite - 1.6%
10	Cable One, Inc.	5,499
90	Charter Communications, Inc. - Class A (b)	36,252
6,946	Comcast Corp. - Class A	286,800
411	DISH Network Corp. - Class A (b)	2,014
309	Sirius XM Holdings, Inc.	1,322
		331,887
Cargo Ground Transportation - 0.2%
234	Knight-Swift Transportation Holdings, Inc.	11,440
17	Landstar System, Inc.	2,801
7	U-Haul Holding Co. (b)	344
93	U-Haul Holding Co.	4,391
187	XPO, Inc. (b)	14,176
		33,152
Casinos & Gaming - 0.3%
72	Boyd Gaming Corp.	3,978
124	Caesars Entertainment, Inc. (b)	4,946
178	International Game Technology PLC (a)	4,525
550	Las Vegas Sands Corp.	26,103
1	Light & Wonder, Inc. (b)	73
425	MGM Resorts International	14,841
256	Penn Entertainment, Inc. (b)	5,051
		59,517
Commercial & Residential Mortgage Finance - 0.1%
180	Essent Group Ltd. ADR (a)	8,503
472	MGIC Investment Corp.	7,948
258	Radian Group, Inc.	6,538
77	UWM Holdings Corp.	373

Strive 1000 Value ETF
Schedule of Investments (Continued)
October 31, 2023 (Unaudited)

Shares		Value
		23,362
Commodity Chemicals - 0.5%
1,178	Dow, Inc.	56,945
431	LyondellBasell Industries N.V. - Class A ADR (a)	38,893
108	Olin Corp.	4,614
54	Westlake Corp.	6,229
		106,681
Communications Equipment - 1.3%
99	Ciena Corp. (b)	4,178
4,738	Cisco Systems, Inc.	246,992
36	F5, Inc. (b)	5,457
330	Juniper Networks, Inc.	8,884
30	Lumentum Holdings, Inc. (b)	1,176
		266,687
Computer & Electronics Retail - 0.1%
352	Best Buy Co., Inc.	23,521
268	GameStop Corp. - Class A (b)(d)	3,690
		27,211
Construction & Engineering - 0.1%
105	AECOM	8,038
72	API Group Corp. (b)	1,863
17	EMCOR Group, Inc.	3,513
30	MasTec, Inc. (b)	1,783
335	MDU Resources Group, Inc.	6,234
4	Valmont Industries, Inc.	788
		22,219
Construction Machinery & Heavy Transportation Equipment - 1.2%
150	Allison Transmission Holdings, Inc.	7,563
431	Caterpillar, Inc.	97,428
205	Cummins, Inc.	44,342
108	Oshkosh Corp.	9,475
829	PACCAR, Inc.	68,417
164	Westinghouse Air Brake Technologies Corp.	17,387
		244,612
Construction Materials - 0.0% (c)
3	Eagle Materials, Inc.	462
Consumer Electronics - 0.1%
123	Garmin Ltd. ADR (a)	12,611
Consumer Finance - 1.0%
476	Ally Financial, Inc.	11,514
428	American Express Co.	62,501
609	Capital One Financial Corp.	61,686
3	Credit Acceptance Corp. (b)	1,207
333	Discover Financial Services	27,333

Strive 1000 Value ETF
Schedule of Investments (Continued)
October 31, 2023 (Unaudited)

Shares		Value
Consumer Finance - 1.0% (cont’d)
199	OneMain Holdings, Inc.	7,150
371	SLM Corp.	4,823
691	Synchrony Financial	19,382
		195,596
Consumer Staples Merchandise Retail - 1.8%
155	BJ's Wholesale Club Holdings, Inc. (b)	10,559
153	Dollar General Corp.	18,213
117	Dollar Tree, Inc. (b)	12,998
689	Target Corp.	76,334
1,483	Walmart, Inc.	242,337
		360,441
Copper - 0.1%
719	Freeport-McMoRan, Inc.	24,288
Data Processing & Outsourced Services - 0.1%
4	Broadridge Financial Solutions, Inc.	683
72	Concentrix Corp.	5,487
163	Genpact Ltd. ADR (a)	5,467
25	Maximus, Inc.	1,868
146	SS&C Technologies Holdings, Inc.	7,336
		20,841
Distillers & Vintners - 0.2%
156	Constellation Brands, Inc. - Class A	36,527
Distributors - 0.2%
114	Genuine Parts Co.	14,690
352	LKQ Corp.	15,460
		30,150
Diversified Banks - 7.7%
11,496	Bank of America Corp.	302,805
3,130	Citigroup, Inc.	123,603
217	Comerica, Inc.	8,550
1,127	Fifth Third Bancorp	26,721
6	First Citizens BancShares, Inc. - Class A	8,284
4,833	JPMorgan Chase & Co.	672,077
1,554	KeyCorp	15,882
658	PNC Financial Services Group, Inc.	75,321
2,501	U.S. Bancorp	79,732
6,110	Wells Fargo & Co.	242,995
		1,555,970
Diversified Chemicals - 0.0% (c)
286	Huntsman Corp.	6,672
Diversified Financial Services - 0.2%
190	Apollo Global Management, Inc.	14,713
274	Corebridge Financial, Inc.	5,480

Strive 1000 Value ETF
Schedule of Investments (Continued)
October 31, 2023 (Unaudited)

Shares		Value
Diversified Financial Services - 0.2% (cont’d)
589	Equitable Holdings, Inc.	15,650
161	Voya Financial, Inc.	10,750
		46,593
Diversified Support Services - 0.0% (c)
155	Vestis Corp. (b)	2,370
Drug Retail - 0.1%
1,187	Walgreens Boots Alliance, Inc.	25,022
Education Services - 0.0% (c)
27	Bright Horizons Family Solutions, Inc. (b)	2,000
Electric Utilities - 4.2%
330	Alliant Energy Corp.	16,101
857	American Electric Power Co., Inc.	64,738
119	Avangrid, Inc.	3,554
544	Constellation Energy Corp.	61,428
1,283	Duke Energy Corp.	114,046
637	Edison International	40,169
350	Entergy Corp.	33,456
377	Evergy, Inc.	18,526
574	Eversource Energy	30,875
1,655	Exelon Corp.	64,446
906	FirstEnergy Corp.	32,254
180	Hawaiian Electric Industries, Inc. (d)	2,336
62	IDACORP, Inc.	5,872
1,149	NextEra Energy, Inc.	66,987
379	NRG Energy, Inc.	16,062
333	OGE Energy Corp.	11,389
3,209	PG&E Corp. (b)	52,307
198	Pinnacle West Capital Corp.	14,688
126	PNM Resources, Inc.	5,325
162	Portland General Electric Co.	6,483
1,212	PPL Corp.	29,779
1,592	Southern Co.	107,141
896	Xcel Energy, Inc.	53,106
		851,068
Electrical Components & Equipment - 0.6%
42	Acuity Brands, Inc.	6,803
150	Eaton Corp. PLC ADR (a)	31,186
561	Emerson Electric Co.	49,912
10	Hubbell, Inc.	2,701
63	nVent Electric PLC ADR (a)	3,032
80	Regal Rexnord Corp.	9,473

Strive 1000 Value ETF
Schedule of Investments (Continued)
October 31, 2023 (Unaudited)

Shares		Value
Electrical Components & Equipment - 0.6% (cont’d)
184	Sensata Technologies Holding PLC ADR (a)	5,866
221	Sunrun, Inc. (b)	2,133
		111,106
Electronic Components - 0.2%
43	Coherent Corp. (b)	1,273
1,098	Corning, Inc.	29,382
1	Littelfuse, Inc.	217
		30,872
Electronic Equipment & Instruments - 0.1%
72	Crane NXT Co.	3,744
5	Teledyne Technologies, Inc. (b)	1,873
36	Trimble, Inc. (b)	1,696
137	Vontier Corp.	4,050
		11,363
Electronic Manufacturing Services - 0.3%
675	Flex Ltd. ADR (a)(b)	17,361
13	IPG Photonics Corp. (b)	1,117
145	Jabil, Inc.	17,806
231	TE Connectivity Ltd. ADR (a)	27,223
		63,507
Environmental & Facilities Services - 0.1%
24	Republic Services, Inc.	3,564
144	Stericycle, Inc. (b)	5,939
41	Waste Management, Inc.	6,737
		16,240
Fertilizers & Agricultural Chemicals - 0.3%
323	CF Industries Holdings, Inc.	25,769
122	FMC Corp.	6,490
550	Mosaic Co.	17,864
72	Scotts Miracle-Gro Co.	3,200
		53,323
Financial Exchanges & Data - 0.7%
1	Cboe Global Markets, Inc.	164
494	CME Group, Inc.	105,449
191	Intercontinental Exchange, Inc.	20,521
231	Nasdaq, Inc.	11,458
		137,592
Food Distributors - 0.3%
251	Performance Food Group Co. (b)	14,498
752	Sysco Corp.	50,000
		64,498

Strive 1000 Value ETF
Schedule of Investments (Continued)
October 31, 2023 (Unaudited)

Shares		Value
Food Retail - 0.3%
510	Albertsons Cos., Inc. - Class A	11,067
24	Casey's General Stores, Inc.	6,526
1,102	Kroger Co.	49,998
		67,591
Footwear - 0.0% (c)
80	Skechers USA, Inc. - Class A (b)	3,858
Gas Utilities - 0.2%
240	Atmos Energy Corp.	25,838
149	National Fuel Gas Co.	7,592
347	UGI Corp.	7,218
		40,648
Gold - 0.2%
1,344	Newmont Corp.	50,360
Health Care Distributors - 1.0%
421	Cardinal Health, Inc.	38,311
280	Cencora, Inc.	51,842
108	Henry Schein, Inc. (b)	7,018
222	McKesson Corp.	101,090
		198,261
Health Care Equipment - 1.2%
163	Abbott Laboratories	15,412
599	Baxter International, Inc.	19,426
183	Becton Dickinson & Co.	46,259
241	Envista Holdings Corp. (b)	5,608
87	GE HealthCare Technologies, Inc.	5,792
111	Hologic, Inc. (b)	7,345
74	Integra LifeSciences Holdings Corp. (b)	2,661
1,756	Medtronic PLC ADR (a)	123,903
4	QuidelOrtho Corp. (b)	244
20	Teleflex, Inc.	3,695
172	Zimmer Biomet Holdings, Inc.	17,958
		248,303
Health Care Facilities - 0.3%
75	Acadia Healthcare Co., Inc. (b)	5,513
137	Encompass Health Corp.	8,571
142	HCA Healthcare, Inc.	32,112
165	Tenet Healthcare Corp. (b)	8,861
79	Universal Health Services, Inc. - Class B	9,945
		65,002
Health Care Services - 1.7%
490	Cigna Group	151,508
2,132	CVS Health Corp.	147,129
41	DaVita, Inc. (b)	3,166

Strive 1000 Value ETF
Schedule of Investments (Continued)
October 31, 2023 (Unaudited)

Shares		Value
Health Care Services - 1.7% (cont’d)
146	Laboratory Corp. of America Holdings	29,161
194	Premier, Inc. - Class A	3,729
110	Quest Diagnostics, Inc.	14,311
40	R1 RCM, Inc. (b)	472
		349,476
Health Care Supplies - 0.0% (c)
181	DENTSPLY SIRONA, Inc.	5,504
20	ICU Medical, Inc. (b)	1,961
		7,465
Home Furnishings - 0.1%
138	Leggett & Platt, Inc.	3,233
90	Mohawk Industries, Inc. (b)	7,234
		10,467
Home Improvement Retail - 0.7%
436	Home Depot, Inc.	124,125
143	Lowe's Cos., Inc.	27,251
		151,376
Homebuilding - 0.7%
384	D.R. Horton, Inc.	40,090
411	Lennar Corp. - Class A	43,845
18	Lennar Corp. - Class B	1,775
2	NVR, Inc. (b)	10,825
363	PulteGroup, Inc.	26,713
167	Toll Brothers, Inc.	11,809
		135,057
Homefurnishing Retail - 0.1%
1	RH (b)	218
105	Williams-Sonoma, Inc.	15,775
		15,993
Hotels, Resorts & Cruise Lines - 0.3%
1,651	Carnival Corp. ADR (a)(b)	18,920
201	Expedia Group, Inc. (b)	19,153
26	Hyatt Hotels Corp. - Class A	2,663
4	Marriott International, Inc. - Class A	754
53	Marriott Vacations Worldwide Corp.	4,763
742	Norwegian Cruise Line Holdings Ltd. ADR (a)(b)(d)	10,091
120	Travel + Leisure Co.	4,084
90	Wyndham Hotels & Resorts, Inc.	6,516
		66,944
Household Appliances - 0.0% (c)
90	Whirlpool Corp.	9,410

Strive 1000 Value ETF
Schedule of Investments (Continued)
October 31, 2023 (Unaudited)

Shares		Value
Household Products - 1.3%
37	Church & Dwight Co., Inc.	3,365
58	Clorox Co.	6,826
673	Colgate-Palmolive Co.	50,556
337	Kimberly-Clark Corp.	40,319
1,048	Procter & Gamble Co.	157,231
46	Reynolds Consumer Products, Inc.	1,170
		259,467
Housewares & Specialties - 0.0% (c)
670	Newell Brands, Inc.	4,502
Human Resource & Employment Services - 0.1%
82	ManpowerGroup, Inc.	5,738
107	Paychex, Inc.	11,882
124	Robert Half, Inc.	9,271
3	TriNet Group, Inc. (b)	308
		27,199
Independent Power Producers & Energy Traders - 0.2%
1,093	AES Corp.	16,286
545	Vistra Corp.	17,832
		34,118
Industrial Conglomerates - 1.6%
920	3M Co.	83,674
1,434	General Electric Co.	155,775
469	Honeywell International, Inc.	85,949
		325,398
Industrial Gases - 0.1%
56	Air Products and Chemicals, Inc.	15,817
Industrial Machinery & Supplies & Components - 0.7%
17	Crane Co.	1,655
69	Donaldson Co., Inc.	3,979
61	Dover Corp.	7,927
111	Flowserve Corp.	4,076
274	Fortive Corp.	17,887
198	Gates Industrial Corp. PLC ADR (a)(b)	2,162
1	IDEX Corp.	191
107	Illinois Tool Works, Inc.	23,981
12	Ingersoll Rand, Inc.	728
51	ITT, Inc.	4,761
29	Middleby Corp. (b)	3,273
109	Otis Worldwide Corp.	8,416
36	Parker-Hannifin Corp.	13,281
61	Pentair PLC ADR (a)	3,545
47	Snap-on, Inc.	12,123
252	Stanley Black & Decker, Inc.	21,432

Strive 1000 Value ETF
Schedule of Investments (Continued)
October 31, 2023 (Unaudited)

Shares		Value
Industrial Machinery & Supplies & Components - 0.7% (cont’d)
85	Timken Co.	5,875
65	Xylem, Inc.	6,080
		141,372
Insurance Brokers - 0.1%
2	Arthur J. Gallagher & Co.	471
59	Willis Towers Watson PLC ADR (a)	13,918
		14,389

Integrated Oil & Gas - 5.6%
3,003	Chevron Corp.	437,627
5,941	Exxon Mobil Corp.	628,855
1,109	Occidental Petroleum Corp.	68,547
		1,135,029
Integrated Telecommunication Services - 2.1%
12,055	AT&T, Inc.	185,647
408	Frontier Communications Parent, Inc. (b)	7,311
6,453	Verizon Communications, Inc.	226,694
		419,652
Interactive Home Entertainment - 0.1%
28	Electronic Arts, Inc.	3,466
46	Playtika Holding Corp. (b)	386
63	Take-Two Interactive Software, Inc. (b)	8,426
		12,278
Interactive Media & Services - 0.1%
60	IAC, Inc. (b)	2,553
462	Match Group, Inc. (b)	15,985
137	Pinterest, Inc. - Class A (b)	4,094
52	Ziff Davis, Inc. (b)	3,144
		25,776
Internet Services & Infrastructure - 0.0% (c)
43	Akamai Technologies, Inc. (b)	4,443
3	VeriSign, Inc. (b)	599
		5,042
Investment Banking & Brokerage - 2.2%
1,196	Charles Schwab Corp.	62,240
47	Evercore, Inc. - Class A	6,118
551	Goldman Sachs Group, Inc.	167,289
26	Interactive Brokers Group, Inc. - Class A	2,082
242	Jefferies Financial Group, Inc.	7,788
181	Lazard Ltd. - Class A ADR (a)	5,026
4	LPL Financial Holdings, Inc.	898
2,121	Morgan Stanley	150,209
199	Raymond James Financial, Inc.	18,993
836	Robinhood Markets, Inc. - Class A (b)	7,641

Strive 1000 Value ETF
Schedule of Investments (Continued)
October 31, 2023 (Unaudited)

Shares		Value
Investment Banking & Brokerage - 2.2% (cont’d)
163	Stifel Financial Corp.	9,291
		437,575
IT Consulting & Other Services - 1.3%
78	Amdocs Ltd. ADR (a)	6,252
605	Cognizant Technology Solutions Corp. - Class A	39,004
345	DXC Technology Co. (b)	$6,959
1,518	International Business Machines Corp.	219,564
		271,779
Leisure Facilities - 0.0% (c)
22	Vail Resorts, Inc.	4,670
Leisure Products - 0.1%
115	Brunswick Corp.	7,989
216	Hasbro, Inc.	9,752
72	Polaris, Inc.	6,222
		23,963
Life & Health Insurance - 1.3%
910	Aflac, Inc.	71,080
130	Globe Life, Inc.	15,127
272	Lincoln National Corp.	5,921
992	MetLife, Inc.	59,530
27	Primerica, Inc.	5,161
401	Principal Financial Group, Inc.	27,140
606	Prudential Financial, Inc.	55,413
283	Unum Group	13,839
		253,211
Life Sciences Tools & Services - 0.1%
20	Bio-Rad Laboratories, Inc. - Class A (b)	5,506
111	Illumina, Inc. (b)	12,146
64	Revvity, Inc.	5,302
		22,954
Managed Health Care - 2.6%
905	Centene Corp. (b)	62,427
291	Elevance Health, Inc.	130,976
14	HealthEquity, Inc. (b)	1,003
170	Humana, Inc.	89,027
26	Molina Healthcare, Inc. (b)	8,657
428	UnitedHealth Group, Inc.	229,220
		521,310
Metal, Glass & Plastic Containers - 0.2%
47	AptarGroup, Inc.	5,747
114	Ball Corp.	5,489
193	Berry Global Group, Inc.	10,615
147	Crown Holdings, Inc.	11,848

Strive 1000 Value ETF
Schedule of Investments (Continued)
October 31, 2023 (Unaudited)

Shares		Value
		33,699
Motorcycle Manufacturers - 0.0% (c)
217	Harley-Davidson, Inc.	5,826
Movies & Entertainment - 1.1%
76	AMC Entertainment Holdings, Inc. - Class A (b)	812
80	Endeavor Group Holdings, Inc. - Class A	1,821
29	Live Nation Entertainment, Inc. (b)	2,320
17	Madison Square Garden Sports Corp. (b)	2,858
155	Spotify Technology S.A. ADR (a)(b)	25,538
1,951	Walt Disney Co. (b)	159,182
3,683	Warner Bros Discovery, Inc. (b)	36,609
23	Warner Music Group Corp. - Class A	720
		229,860
Multi-line Insurance - 0.6%
1,203	American International Group, Inc.	73,756
91	Assurant, Inc.	13,550
515	Hartford Financial Services Group, Inc.	37,827
		125,133
Multi-Sector Holdings - 1.3%
769	Berkshire Hathaway, Inc. - Class B (b)	262,483
Multi-Utilities - 1.9%
403	Ameren Corp.	30,511
108	Black Hills Corp.	5,222
1,044	CenterPoint Energy, Inc.	28,063
393	CMS Energy Corp.	21,356
575	Consolidated Edison, Inc.	50,479
1,390	Dominion Energy, Inc.	56,045
301	DTE Energy Co.	29,010
641	NiSource, Inc.	16,127
821	Public Service Enterprise Group, Inc.	50,615
789	Sempra	55,254
413	WEC Energy Group, Inc.	33,614
		376,296
Office Services & Supplies - 0.0% (c)
11	MSA Safety, Inc.	1,737
Oil & Gas Drilling - 0.0% (c)
774	Transocean Ltd. ADR (a)(b)	5,124
Oil & Gas Equipment & Services - 0.8%
1,680	Baker Hughes Co.	57,826
121	ChampionX Corp.	3,727
1,262	Halliburton Co.	49,647
438	NOV, Inc.	8,742
889	Schlumberger N.V. ADR (a)	49,482
		169,424

Strive 1000 Value ETF
Schedule of Investments (Continued)
October 31, 2023 (Unaudited)

Shares		Value
Oil & Gas Exploration & Production - 3.8%
470	Antero Resources Corp. (b)	13,837
512	APA Corp.	20,336
233	Chesapeake Energy Corp.	20,057
64	Chord Energy Corp.	10,580
2,017	ConocoPhillips	239,619
1,224	Coterra Energy, Inc.	33,660
1,061	Devon Energy Corp.	49,411
299	Diamondback Energy, Inc.	47,936
972	EOG Resources, Inc.	122,715
597	EQT Corp.	25,301
2	Hess Corp.	289
1,025	Marathon Oil Corp.	27,993
181	Matador Resources Co.	11,166
246	Murphy Oil Corp.	11,038
452	Ovintiv, Inc.	21,696
400	Permian Resources Corp.	5,828
388	Pioneer Natural Resources Co.	92,732
388	Range Resources Corp.	13,906
1,830	Southwestern Energy Co. (b)	13,048
		781,148
Oil & Gas Refining & Marketing - 1.4%
268	HF Sinclair Corp.	14,842
704	Marathon Petroleum Corp.	106,480
187	PBF Energy, Inc. - Class A	8,888
766	Phillips 66	87,378
600	Valero Energy Corp.	76,200
		293,788
Oil & Gas Storage & Transportation - 0.9%
73	Cheniere Energy, Inc.	12,149
160	DT Midstream, Inc.	8,635
3,298	Kinder Morgan, Inc.	53,427
741	ONEOK, Inc.	48,313
11	Targa Resources Corp.	920
2,017	Williams Cos., Inc.	69,385
		192,829
Other Specialty Retail - 0.1%
370	Bath & Body Works, Inc.	10,970
88	Dick's Sporting Goods, Inc.	9,412
		20,382
Packaged Foods & Meats - 1.2%
317	Campbell Soup Co.	12,810
784	Conagra Brands, Inc.	21,450
198	Flowers Foods, Inc.	4,342

Strive 1000 Value ETF
Schedule of Investments (Continued)
October 31, 2023 (Unaudited)

Shares		Value
Packaged Foods & Meats - 1.2% (cont’d)
633	General Mills, Inc.	41,297
316	Hormel Foods Corp.	10,286
147	J.M. Smucker Co.	16,734
383	Kellanova	19,330
1,310	Kraft Heinz Co.	41,213
4	Lancaster Colony Corp.	677
105	McCormick & Co., Inc.	6,710
725	Mondelez International, Inc. - Class A	48,002
72	Pilgrim's Pride Corp. (b)	1,836
82	Post Holdings, Inc. (b)	6,583
468	Tyson Foods, Inc. - Class A	21,692
95	WK Kellogg Co. (b)	952
		253,914
Paper & Plastic Packaging Products & Materials - 0.6%
2,415	Amcor PLC ADR (a)	21,469
53	Avery Dennison Corp.	9,226
482	Graphic Packaging Holding Co.	10,368
574	International Paper Co.	19,361
146	Packaging Corp. of America	22,345
228	Sealed Air Corp.	7,020
162	Sonoco Products Co.	8,393
419	Westrock Co.	15,055
		113,237
Passenger Airlines - 0.1%
54	Alaska Air Group, Inc. (b)	1,708
273	American Airlines Group, Inc. (b)	3,044
268	Delta Air Lines, Inc.	8,375
252	Southwest Airlines Co.	5,602
137	United Airlines Holdings, Inc. (b)	4,796
		23,525
Passenger Ground Transportation - 0.0% (c)
31	Avis Budget Group, Inc. (b)	5,047
213	Hertz Global Holdings, Inc. (b)	1,796
257	Lyft, Inc. - Class A (b)	2,357
		9,200
Personal Care Products - 0.1%
246	Coty, Inc. - Class A (b)	2,305
693	Kenvue, Inc.	12,890
		15,195
Pharmaceuticals - 4.6%
3,112	Bristol-Myers Squibb Co.	160,361
8	Catalent, Inc. (b)	275
664	Elanco Animal Health, Inc. (b)	5,850

Strive 1000 Value ETF
Schedule of Investments (Continued)
October 31, 2023 (Unaudited)

Shares		Value
Pharmaceuticals - 4.6% (cont’d)
90	Jazz Pharmaceuticals PLC ADR (a)(b)	11,432
2,026	Johnson & Johnson	300,537
1,224	Merck & Co., Inc.	125,705
489	Organon & Co.	7,232
258	Perrigo Co. PLC ADR (a)	7,131
9,412	Pfizer, Inc.	287,631
269	Royalty Pharma PLC - Class A ADR (a)	7,228
1,993	Viatris, Inc.	17,738
		931,120
Property & Casualty Insurance - 2.1%
429	Allstate Corp.	54,968
116	American Financial Group, Inc.	12,686
256	Arch Capital Group Ltd. ADR (a)(b)	22,190
94	Axis Capital Holdings Ltd. ADR (a)	5,367
681	Chubb Ltd. ADR (a)	146,156
241	Cincinnati Financial Corp.	24,020
11	Erie Indemnity Co. - Class A	3,038
429	Fidelity National Financial, Inc.	16,770
182	First American Financial Corp.	9,362
54	Hanover Insurance Group, Inc.	6,329
313	Loews Corp.	20,035
6	Markel Group, Inc. (b)	8,823
447	Old Republic International Corp.	12,239
18	Progressive Corp.	2,846
18	RLI Corp.	2,398
69	Selective Insurance Group, Inc.	7,184
379	Travelers Cos., Inc.	63,460
251	W.R. Berkley Corp.	16,922
		434,793
Publishing - 0.1%
7	New York Times Co. - Class A	282
613	News Corp. - Class A	12,677
184	News Corp. - Class B	3,945
		16,904
Rail Transportation - 0.8%
1,109	CSX Corp.	33,104
226	Norfolk Southern Corp.	43,119
422	Union Pacific Corp.	87,611
		163,834
Real Estate Development - 0.0% (c)
23	Howard Hughes Holdings, Inc. (b)	1,526
Real Estate Services - 0.1%
199	CBRE Group, Inc. - Class A (b)	13,799

Strive 1000 Value ETF
Schedule of Investments (Continued)
October 31, 2023 (Unaudited)

Shares		Value
Real Estate Services - 0.1% (cont’d)
77	Jones Lang LaSalle, Inc. (b)	9,850
7	Zillow Group, Inc. - Class A (b)	249
28	Zillow Group, Inc. - Class C (b)	1,015
		24,913
Regional Banks - 1.5%
182	Bank OZK	6,517
71	BOK Financial Corp.	4,652
754	Citizens Financial Group, Inc.	17,666
164	Commerce Bancshares, Inc.	7,193
98	Cullen/Frost Bankers, Inc.	8,917
232	East West Bancorp, Inc.	12,440
115	First Financial Bankshares, Inc.	2,766
960	First Horizon Corp.	10,320
2,371	Huntington Bancshares, Inc.	22,880
272	M&T Bank Corp.	30,668
1,179	New York Community Bancorp, Inc.	11,177
126	Pinnacle Financial Partners, Inc.	7,857
116	Popular, Inc. ADR (a)	7,545
149	Prosperity Bancshares, Inc.	8,126
1,666	Regions Financial Corp.	24,207
125	SouthState Corp.	8,263
231	Synovus Financial Corp.	6,022
2,214	Truist Financial Corp.	62,789
221	United Bankshares, Inc.	6,285
285	Webster Financial Corp.	10,821
173	Western Alliance Bancorp	7,110
99	Wintrust Financial Corp.	7,394
242	Zions Bancorp NA	7,466
		299,081
Reinsurance - 0.3%
71	Everest Group Ltd. ADR (a)	28,089
108	Reinsurance Group of America, Inc.	16,143
43	RenaissanceRe Holdings Ltd. ADR (a)	9,442
		53,674
Renewable Electricity - 0.0% (c)
183	Clearway Energy, Inc. - Class C	3,973
54	Clearway Energy, Inc. - Class A	1,100
120	NextEra Energy Partners LP	3,248
		8,321
Research & Consulting Services - 0.2%
22	Booz Allen Hamilton Holding Corp.	2,638
11	CACI International, Inc. - Class A (b)	3,572
54	Clarivate PLC ADR (a)(b)	345

Strive 1000 Value ETF
Schedule of Investments (Continued)
October 31, 2023 (Unaudited)

Shares		Value
Research & Consulting Services - 0.2% (cont’d)
144	Dun & Bradstreet Holdings, Inc.	1,261
110	Jacobs Solutions, Inc.	14,663
12	KBR, Inc.	698
163	Leidos Holdings, Inc.	16,157
57	Science Applications International Corp.	6,227
		45,561
Restaurants - 0.6%
311	Aramark	8,375
81	Darden Restaurants, Inc.	11,788
6	Domino's Pizza, Inc.	2,034
258	DoorDash, Inc. - Class A (b)	19,337
264	McDonald's Corp.	69,213
111	Starbucks Corp.	10,239
132	Wendy's Co.	2,511
21	Yum! Brands, Inc.	2,538
		126,035
Semiconductor Materials & Equipment - 0.0% (c)
109	Amkor Technology, Inc.	2,274
27	MKS Instruments, Inc.	1,773
		4,047
Semiconductors - 2.4%
81	Analog Devices, Inc.	12,744
9	Cirrus Logic, Inc. (b)	602
6,955	Intel Corp.	253,858
1,822	Micron Technology, Inc.	121,837
53	Qorvo, Inc. (b)	4,633
506	Qualcomm, Inc.	55,149
148	Skyworks Solutions, Inc.	12,838
30	Synaptics, Inc. (b)	2,510
193	Texas Instruments, Inc.	27,408
		491,579
Soft Drinks & Non-alcoholic Beverages - 1.2%
2,304	Coca-Cola Co.	130,153
1,473	Keurig Dr. Pepper, Inc.	44,676
465	PepsiCo, Inc.	75,925
		250,754
Specialized Consumer Services - 0.1%
225	ADT, Inc.	1,274
240	H&R Block, Inc.	9,852
59	Service Corp. International	3,211
		14,337
Specialized Finance - 0.0% (c)
175	SoFi Technologies, Inc. (b)	1,321

Strive 1000 Value ETF
Schedule of Investments (Continued)
October 31, 2023 (Unaudited)

Shares		Value
Specialty Chemicals - 0.7%
54	Ashland, Inc.	4,138
137	Axalta Coating Systems Ltd. ADR (a)(b)	3,594
164	Celanese Corp.	18,780
495	DuPont de Nemours, Inc.	36,076
196	Eastman Chemical Co.	14,647
73	Ecolab, Inc.	12,245
435	International Flavors & Fragrances, Inc.	29,732
155	PPG Industries, Inc.	19,029
54	RPM International, Inc.	4,929
		143,170
Steel - 0.7%
830	Cleveland-Cliffs, Inc. (b)	13,927
238	Commercial Metals Co.	10,065
415	Nucor Corp.	61,333
86	Reliance Steel & Aluminum Co.	21,877
263	Steel Dynamics, Inc.	28,012
333	United States Steel Corp.	11,285
		146,499
Systems Software - 0.0% (c)
12	CyberArk Software Ltd. ADR (a)(b)	1,964
18	Dolby Laboratories, Inc. - Class A	1,457
323	Gen Digital, Inc.	5,381
5	VMware, Inc. - Class A (b)	728
		9,530
Technology Distributors - 0.1%
92	Arrow Electronics, Inc. (b)	10,434
20	CDW Corp.	4,008
78	TD SYNNEX Corp.	7,151
		21,593
Technology Hardware, Storage & Peripherals - 0.8%
403	Dell Technologies, Inc. - Class C	26,965
2,147	Hewlett Packard Enterprise Co.	33,021
1,439	HP, Inc.	37,889
198	NetApp, Inc.	14,410
303	Seagate Technology Holdings PLC ADR (a)	20,680
490	Western Digital Corp. (b)	19,674
		152,639
Tobacco - 1.7%
3,006	Altria Group, Inc.	120,751
2,567	Philip Morris International, Inc.	228,874
		349,625

Strive 1000 Value ETF
Schedule of Investments (Continued)
October 31, 2023 (Unaudited)

Shares		Value
Trading Companies & Distributors - 0.4%
251	AerCap Holdings N.V. ADR (a)(b)	15,592
180	Air Lease Corp.	6,233
51	Core & Main, Inc. - Class A (b)	1,534
24	Fastenal Co.	1,400
104	Ferguson PLC ADR (a)	15,621
76	MSC Industrial Direct Co., Inc. - Class A	7,201
43	United Rentals, Inc.	17,470
57	WESCO International, Inc.	7,307
		72,358
Transaction & Payment Processing Services - 0.4%
36	Euronet Worldwide, Inc. (b)	2,766
980	Fidelity National Information Services, Inc.	48,128
292	Global Payments, Inc.	31,016
620	Western Union Co.	7,000
6	WEX, Inc. (b)	999
		89,909
Water Utilities - 0.1%
111	American Water Works Co., Inc.	13,059
172	Essential Utilities, Inc.	5,755
		18,814
Wireless Telecommunication Services - 0.4%
496	T-Mobile US, Inc. (b)	71,355
	TOTAL COMMON STOCKS (Cost $20,281,457)	19,476,035

REAL ESTATE INVESTMENT TRUSTS - 3.8%
Data Center - 0.1%
217	Digital Realty Trust, Inc.	26,986
Diversified - 0.1%
350	W.P. Carey, Inc.	18,777
Health Care - 0.6%
758	Healthcare Realty Trust, Inc.	10,877
909	Healthpeak Properties, Inc.	14,135
983	Medical Properties Trust, Inc.	4,699
391	Omega Healthcare Investors, Inc.	12,942
664	Ventas, Inc.	28,193
680	Welltower, Inc.	56,855
		127,701
Hotel & Resort - 0.1%
1,170	Host Hotels & Resorts, Inc.	18,112
Industrial - 0.1%
350	Americold Realty Trust, Inc.	9,177
96	Prologis, Inc.	9,672
232	STAG Industrial, Inc.	7,707

Strive 1000 Value ETF
Schedule of Investments (Continued)
October 31, 2023 (Unaudited)

Shares		Value
		26,556
Mortgage - 0.2%
1,115	AGNC Investment Corp.	8,229
821	Annaly Capital Management, Inc.	12,816
273	Blackstone Mortgage Trust, Inc. - Class A (d)	5,446
834	Rithm Capital Corp.	7,781
493	Starwood Property Trust, Inc.	8,751
		43,023
Multi-Family Residential - 0.4%
247	Apartment Income REIT Corp.	7,215
104	AvalonBay Communities, Inc.	17,237
48	Camden Property Trust	4,074
466	Equity Residential	25,784
73	Essex Property Trust, Inc.	15,616
57	Mid-America Apartment Communities, Inc.	6,735
246	UDR, Inc.	7,825
		84,486
Office - 0.3%
284	Alexandria Real Estate Equities, Inc.	26,449
239	Boston Properties, Inc.	12,803
251	Cousins Properties, Inc.	4,485
198	Kilroy Realty Corp.	5,659
308	Vornado Realty Trust	5,914
		55,310
Other Specialized - 0.4%
417	Gaming and Leisure Properties, Inc.	18,928
149	Iron Mountain, Inc.	8,801
102	Lamar Advertising Co. - Class A	8,392
1,720	VICI Properties, Inc.	47,988
		84,109
Retail - 0.9%
97	Agree Realty Corp.	5,426
484	Brixmor Property Group, Inc.	10,062
104	Federal Realty Investment Trust	9,484
1,009	Kimco Realty Corp.	18,101
290	NNN REIT, Inc.	10,536
1,102	Realty Income Corp.	52,213
234	Regency Centers Corp.	14,101
519	Simon Property Group, Inc.	57,033
234	Spirit Realty Capital, Inc.	8,422
		185,378
Self-Storage - 0.3%
146	CubeSmart	4,977
103	Extra Space Storage, Inc.	10,670

Strive 1000 Value ETF
Schedule of Investments (Continued)
October 31, 2023 (Unaudited)

Shares		Value
Self-Storage - 0.3% (cont’d)
72	National Storage Affiliates Trust	2,053
188	Public Storage	44,877
		62,577
Single-Family Residential - 0.0% (c)
20	Sun Communities, Inc.	2,225
Telecom Tower - 0.1%
266	Crown Castle, Inc.	24,733
Timber - 0.1%
122	Rayonier, Inc.	3,079
658	Weyerhaeuser Co.	18,878
		21,957
	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $871,901)	781,930

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 0.1%
20,784	First American Government Obligations Fund - Class X, 5.27% (e)	20,784
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $20,784)	20,784

MONEY MARKET FUNDS - 0.5%
108,022	First American Government Obligations Fund - Class X, 5.27% (e)	108,022
	TOTAL MONEY MARKET FUNDS (Cost $108,022)	108,022

	TOTAL INVESTMENTS (Cost $21,282,164) - 100.3%	$20,386,771
	Liabilities in Excess of Other Assets - (0.3%)	(64,002)
	TOTAL NET ASSETS - 100.0%	$20,322,769

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PLC - Public Limited Company

(a) Foreign issued security.
(b) Non-income producing security.
(c) Represents less than 0.05% of net assets.
(d) This security or a portion of this security was out on loan as of October 31, 2023. Total loaned securities had a market value of $20,507 as of October 31, 2023.
(e) Rate shown is the 7-day effective yield.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Global Fund Services, LLC.

SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
A.Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities.
Subject to its oversight, the Trust’s Board of Trustees (the “Board”) has delegated primary responsibility for determining or causing to be determined the value of the Fund’s investments to Empowered Funds, LLC d/b/a EA Advisers (the “Adviser”), pursuant to the Trust’s valuation policy and procedures, which have been adopted by the Trust and approved by the Board. In accordance with Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the “valuation designee” of the Fund. If the Adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the Adviser in accordance with the Trust’s fair valuation policy and procedures. The Adviser will provide the Board with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable, and that identify issues and valuation problems that have arisen, if any. As appropriate, the Adviser and the Board will review any securities valued by the Adviser in accordance with the Trust’s valuation policies during these periodic reports. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of October 31, 2023, the Strive 1000 Value ETF did not hold securities valued by the valuation designee.
As described above, the Funds may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:
Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following is a summary of the fair value classification of the Fund’s investments as of October 31, 2023:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets*
Common Stocks	$19,476,035	$—	$—	$19,476,035
Real Estate Investment Trusts	781,930			781,930
Investments Purchased with Proceeds from Securities Lending	20,784	—	—	20,784
Short Term Investments	108,022	—	—	108,022
Total Investments in Securities	$20,386,771	$—	$—	$20,386,771
* For further detail on each asset class, see the Schedule of Investments
During the fiscal period ended October 31, 2023, the Strive 1000 Value ETF did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.